Prepayment and Deposit (Details) - USD ($)	Aug. 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Prepayment and deposit	$ 3,973,914	$ 3,331,342	$ 646,377
Telecommunication Products And Services [Member]
Deposit Paid / Prepayment	2,336,880	2,396,550	333,646
Deposit received
Net Prepaid expenses for SMS	2,336,880	2,396,550	333,646
Others prepayment	1,575,699	369,256	143,288
Prepayment and deposit	3,912,579	2,765,806	476,934
Sms [Member]
Deposit Paid / Prepayment	61,335	565,536	169,443
Net Prepaid expenses for SMS	61,335	565,536	169,443
Others prepayment
Prepayment and deposit	$ 61,335	$ 565,536	$ 169,443